Convertible Subordinated Notes Payable (Narrative) (Detail) - USD ($)	Mar. 23, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value		$ 0	$ 0	$ 0
Convertible Notes [Member]
Principal amount	$ 2,800,000
Term	4 years
Interest rate	6.00%
Common stock, par value	$ 0
Conversion price	$ 0.32
Beneficial conversion feature, intrinsic value	$ 350,000
Discount with related closing costs	$ 43,996
Notes payable from related parties		$ 100,000
Convertible Notes [Member] | Common Stock [Member]
Price per share	$ 0.36